Goodwill and Other Intangible Assets - Detailed Information for Principal Marketed Products (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) yr	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 21,889,000,000	€ 13,080,000,000	[1]	€ 10,879,000,000	[1]
Useful lives or amortisation rates, intangible assets other than goodwill	1 and 25 years
Bioverativ [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 6,385,000,000
Useful lives or amortisation rates, intangible assets other than goodwill	13 years
Residual amortization period (years) | yr	12
Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 0
Gross value [member] | Bioverativ [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,824,000,000
Accumulated depreciation and amortisation [member] | Bioverativ [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(439,000,000)
Genzyme [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,988,000,000	3,834,000,000		5,009,000,000
Useful lives or amortisation rates, intangible assets other than goodwill	10 years
Residual amortization period (years) | yr	5
Genzyme [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 10,566,000,000
Genzyme [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(7,578,000,000)
Principal Marketed Products Boehringer Ingelheim Consumer Healthcare [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 3,237,000,000	3,442,000,000
Useful lives or amortisation rates, intangible assets other than goodwill	16 years
Residual amortization period (years) | yr	15
Principal Marketed Products Boehringer Ingelheim Consumer Healthcare [Member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 3,725,000,000
Principal Marketed Products Boehringer Ingelheim Consumer Healthcare [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(488,000,000)
Aventis [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 409,000,000	584,000,000		1,095,000,000
Useful lives or amortisation rates, intangible assets other than goodwill	9 years
Residual amortization period (years) | yr	4
Aventis [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 33,571,000,000
Aventis [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(33,162,000,000)
Chattem [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 748,000,000	766,000,000		930,000,000
Useful lives or amortisation rates, intangible assets other than goodwill	23 years
Residual amortization period (years) | yr	15
Chattem [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,273,000,000
Chattem [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(525,000,000)
Principal marketed products Protein Sciences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 715,000,000	744,000,000
Useful lives or amortisation rates, intangible assets other than goodwill	13 years
Residual amortization period (years) | yr	12
Principal marketed products Protein Sciences [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 800,000,000
Principal marketed products Protein Sciences [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(85,000,000)
Principal marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	14,482,000,000	€ 9,370,000,000		€ 7,034,000,000
Principal marketed products [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	56,759,000,000
Principal marketed products [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (42,277,000,000)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).